FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS
Fair Values

The 7% Notes had a fair value of $94,289 as of December 31, 2011 which was determined based on quoted market prices of debt with similar characteristics available for companies with comparable creditworthiness.

	Carrying amount	Fair Value	Carrying amount	Fair Value
	December 31, 2012		December 31, 2011
Assets
Cash and cash equivalents	$1,043	$1,043	$5,119	$5,119
Restricted cash	$1,342	$1,342	$281	$281
Trade receivables, net	$3,586	$3,586	$12,522	$12,522
Other receivables	$4,980	$4,980	$3,398	$3,398
Liabilities
Accounts payable, trade	$13,434	$13,434	$38,927	$38,927
Current portion of long-term debt	$78,739	$17,400	$339,722	$207,281
Senior convertible notes, net	$62,552	$62,552	$53,391	$94,289
Derivative financial instruments	$767	$767	$8,808	$8,808
Capital lease obligations	$-	$-	$107,527	$69,812
Due to managing agent	$184	$184	$184	$184

Interest rate swaps
The details of the Company’s swap agreements are as follows:

Counterparty
						Fair Value
			Contract			As of	As of
	Value	Termination	Notional	Fixed	Floating	December 31,	December 31,
Interest rate swaps	Date	Date	Amount	Rate	Rate	2012	2011
Marfin Egnatia Bank	9/2/2009	9/2/2014	$37,400	4.08%	3-month LIBOR	$767	$1,373
Bank of Scotland*	7/6/2010	10/15/2015	$63,636	4.01%	3-month LIBOR	-	6,042
Bank of Scotland*	7/6/2010	10/15/2015	$13,333	4.01%	3-month LIBOR	-	1,393
						$767	$8,808

*	These swaps were surrendered in conjunction with the foreclosure of vessel owning companies.

Fair Value Hierarchy

The following tables present the Company’s assets and liabilities that are measured at fair value on a recurring and a non-recurring basis and are categorized using the fair value hierarchy. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value.

		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2011
Assets
Cash and cash equivalents	$5,119	$5,119	$-	$-
Restricted cash	$281	$281	$-	$-
Vessels under construction	$7,055	$-	$7,055	$-
Assets held for sale	$21,370	$-	$21,370	$-
Vessels	$210,850	$-	$210,850	$-
Liabilities
Current portion of long-term debt	$207,281	$-	$207,281	$-
Senior convertible notes, net	$94,289	$-	$94,289	$-
Interest rate swaps	$8,808	$-	$8,808	$-
Capital lease obligations	$69,812	$-	$69,812	$-
December 31, 2012
Assets
Cash and cash equivalents	$1,043	$1,043	$-	$-
Restricted cash	$1,342	$1,342	$-	$-
Vessels	$4,775	$-	$4,775	$-
Liabilities
Current portion of long-term debt	$17,400	$-	$17,400	$-
Senior convertible notes, net	$62,552	$-	$62,552	$-
Interest rate swaps	$767	$-	$767	$-